Share-based awards - Summary of RSU and PSU Activity (Details)	3 Months Ended
Mar. 31, 2025 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	19,721
Granted (in shares) | shares	41,359
Shares vested (in shares) | shares	(8,191)
Forfeited (in shares) | shares	0
Outstanding at end of period (in shares) | shares	52,889
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 280.76
Granted (in USD per share) | $ / shares	185.18
Shares vested (in USD per share) | $ / shares	231.68
Forfeited (in USD per share) | $ / shares	0
Outstanding at end of period (in USD per share) | $ / shares	$ 213.62
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	647,589
Granted (in shares) | shares	48,964
Shares vested (in shares) | shares	(18,855)
Forfeited (in shares) | shares	(18,176)
Outstanding at end of period (in shares) | shares	659,522
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 251.36
Granted (in USD per share) | $ / shares	185.06
Shares vested (in USD per share) | $ / shares	263.34
Forfeited (in USD per share) | $ / shares	247.29
Outstanding at end of period (in USD per share) | $ / shares	$ 246.21